Segment Information - Segment Reporting Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Aug. 04, 2021
Segment Reporting Information [Line Items]
Number of operating segments | segment	2		2
Dayrate revenue	$ 87.7	$ 49.4	$ 151.0	$ 96.8
Related party revenue	17.6	5.4	36.3	6.4
Intersegment revenue		0.0		0.0
Gain on disposal	0.7	0.8	0.7	0.7
Rig operating and maintenance expenses	(65.5)	(47.4)	(121.1)	(96.2)
Intersegment expenses		0.0		0.0
Depreciation of non-current assets	(29.5)	(26.4)	(59.0)	(54.8)
Impairment of non-current assets	(124.4)		(124.4)
General and administrative expenses	(9.6)	(7.8)	(18.8)	(19.5)
Income from equity method investments	(1.1)	(5.7)	0.0	10.3
Operating (loss)/income including equity method investment	(124.1)	(31.7)	(135.3)	(56.3)
Total assets	2,990.5	3,142.2	2,990.5	3,142.2	$ 3,080.3
Operating segments | Dayrate
Segment Reporting Information [Line Items]
Dayrate revenue	139.3	49.4	254.8	96.8
Related party revenue	0.0	5.4	0.0	6.4
Gain on disposal	0.0	0.0	0.0	0.0
Rig operating and maintenance expenses	(115.9)	(83.3)	(222.2)	(161.7)
Depreciation of non-current assets	(29.1)	(26.1)	(58.2)	(54.0)
Impairment of non-current assets	(124.4)		(124.4)
General and administrative expenses	0.0	0.0	0.0	0.0
Income from equity method investments	0.0	0.0	0.0	0.0
Operating (loss)/income including equity method investment	(130.1)	(11.5)	(150.0)	(36.8)
Total assets	3,226.5	3,346.3	3,226.5	3,346.3
Operating segments | IWS
Segment Reporting Information [Line Items]
Dayrate revenue		85.6		245.1
Related party revenue		0.0		0.0
Gain on disposal		0.0		0.0
Rig operating and maintenance expenses		(56.0)		(154.0)
Depreciation of non-current assets		0.0		0.0
General and administrative expenses		0.0		0.0
Income from equity method investments		0.0		0.0
Operating (loss)/income including equity method investment		(13.5)		15.4
Total assets		589.5		589.5
Intersegment eliminations
Segment Reporting Information [Line Items]
Intersegment revenue		(43.1)		(75.7)
Intersegment expenses		43.1		75.7
Intersegment eliminations | Dayrate
Segment Reporting Information [Line Items]
Intersegment revenue		43.1		75.7
Intersegment expenses		0.0		0.0
Intersegment eliminations | IWS
Segment Reporting Information [Line Items]
Intersegment revenue		0.0		0.0
Intersegment expenses		(43.1)		(75.7)
Segment reconciling items
Segment Reporting Information [Line Items]
Dayrate revenue	(51.6)	(85.6)	(103.8)	(245.1)
Related party revenue	17.6	0.0	36.3	0.0
Gain on disposal	0.7	0.8	0.7	0.7
Rig operating and maintenance expenses	50.4	91.9	101.1	219.5
Depreciation of non-current assets	(0.4)	(0.3)	(0.8)	(0.8)
Impairment of non-current assets	0.0		0.0
General and administrative expenses	(9.6)	(7.8)	(18.8)	(19.5)
Income from equity method investments	(1.1)	(5.7)	0.0	10.3
Operating (loss)/income including equity method investment	6.0	(6.7)	14.7	(34.9)
Total assets	$ (236.0)	$ (793.6)	$ (236.0)	$ (793.6)
Akal
Segment Reporting Information [Line Items]
Ownership percentage sold						49.00%
Opex
Segment Reporting Information [Line Items]
Ownership percentage sold						49.00%